Boston Partners Global Sustainability Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Austria - 0.5%
ANDRITZ AG	686	$49,588

Bermuda - 1.4%
Hiscox Ltd.	5,925	104,996
Lancashire Holdings Ltd.	5,856	45,295
		150,291

Denmark - 1.6%
Danske Bank AS	3,611	165,861

France - 13.7%
Airbus Group SE	299	70,322
Alten SA	1,953	152,826
BNP Paribas SA	622	53,168
Capgemini SE	1,063	166,553
Cie de Saint-Gobain SA	2,285	228,059
Eiffage SA	534	73,787
Eurazeo SE	937	59,432
Rexel SA	5,681	216,508
SPIE SA	5,358	290,844
Vallourec SACA	5,514	100,458
		1,411,957

Germany - 0.5%
Merck KGaA	384	51,757

Hong Kong - 1.3%
Prudential PLC	9,321	135,054

Ireland - 1.9%
AIB Group PLC	19,263	198,205

Italy - 2.6%
Italgas SpA	14,824	167,360
Saipem SpA	35,857	97,740
		265,100

Japan - 5.8%
Asahi Group Holdings Ltd.	3,800	44,077
Fuji Electric Co. Ltd.	1,300	90,755
Kyocera Corp.	2,100	28,747
Renesas Electronics Corp.	4,200	49,529
SMC Corp.	200	70,347
Stanley Electric Co. Ltd.	3,700	72,438
Sumitomo Mitsui Financial Group, Inc.	8,100	245,094
		600,987

Mexico - 1.0%
America Movil SAB de CV - ADR	4,415	101,898

Netherlands - 2.5%
ABN AMRO Bank NV (a)	4,765	161,448
Koninklijke Ahold Delhaize NV	2,363	97,824
		259,272

South Korea - 4.3%
Hana Financial Group, Inc.	1,544	98,237
KB Financial Group, Inc.	679	57,922
KT Corp.	5,485	188,564
Samsung Fire & Marine Insurance Co. Ltd.	319	104,443
		449,166

Spain - 2.0%
Banco Santander SA	18,832	202,009

Switzerland - 4.2%
Aptiv PLC (b)	1,106	85,770
Novartis AG	1,059	138,157
Sandoz Group AG	2,905	205,487
		429,414

United Kingdom - 16.6%
AstraZeneca PLC	776	143,877
Babcock International Group PLC	11,333	170,297
BAE Systems PLC	2,604	56,711
Beazley PLC	8,948	94,385
Hikma Pharmaceuticals PLC	4,272	87,928
IMI PLC	6,027	194,386
Informa PLC	17,471	222,163
Marks & Spencer Group PLC	53,185	244,842
Melrose Industries PLC	7,271	57,353
NatWest Group PLC	16,463	137,408
Nomad Foods Ltd.	4,281	52,357
Tesco PLC	17,160	102,336
Weir Group PLC	4,121	151,482
		1,715,525

United States - 37.4% (c)
AbbVie, Inc.	587	133,660
Abercrombie & Fitch Co. - Class A (b)	730	71,445
Allstate Corp.	769	163,782
American Express Co.	285	104,102
Amgen, Inc.	290	100,183
Applied Materials, Inc.	222	56,000
Arrow Electronics, Inc. (b)	472	50,981
AutoZone, Inc. (b)	7	27,680
Ball Corp.	1,030	51,016
Bank of America Corp.	3,936	211,166
Booking Holdings, Inc.	22	108,123
Cars.com, Inc. (b)	3,810	44,196
Cencora, Inc.	579	213,610
Centene Corp. (b)	2,248	88,436
Chubb Ltd.	318	94,185
Cigna Group	406	112,576
DNOW, Inc. (b)	9,696	135,356
Emerson Electric Co.	598	79,761
GE HealthCare Technologies, Inc.	1,443	115,426
Gen Digital, Inc.	7,303	192,580
Huntington Bancshares, Inc.	7,642	124,565
JPMorgan Chase & Co.	518	162,175
Keysight Technologies, Inc. (b)	945	187,063
Labcorp Holdings, Inc.	381	102,405
Louisiana-Pacific Corp.	793	65,034
LPL Financial Holdings, Inc.	452	160,930
McKesson Corp.	148	130,406
Microchip Technology, Inc.	2,390	128,056
Old Dominion Freight Line, Inc.	844	114,185
Primo Brands Corp.	2,688	42,175
Seagate Technology Holdings PLC	396	109,569
TE Connectivity PLC	269	60,834
Textron, Inc.	1,220	101,455
US Foods Holding Corp. (b)	1,604	126,187
Visteon Corp.	971	100,256
		3,869,559
TOTAL COMMON STOCKS (Cost $7,658,111)		10,055,643

TOTAL INVESTMENTS - 97.3% (Cost $7,658,111)		10,055,643
Other Assets in Excess of Liabilities - 2.7%		277,640
TOTAL NET ASSETS - 100.0%		$10,333,283

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $161,448 or 1.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Boston Partners Global Sustainability Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,214,027	$5,841,616	$–	$10,055,643
Total Investments	$4,214,027	$5,841,616	$–	$10,055,643

Refer to the Schedule of Investments for further disaggregation of investment categories.